Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Deferred Tax Assets, Gross	$ 1,291.2	$ 956.3
Income Tax Expense (Benefit)	(27.8)	(64.9)	(73.1)
Foreign Earnings Repatriated	256.4
Reductions related to settlements with taxing authorities	(34.2)	0
Undistributed Earnings of Foreign Subsidiaries	123.0	382.7
Unrecognized Tax Benefits Subject To Audit	17.1	53.2
Unrecognized Tax Benefits, Increases Resulting from Cost Allocations And Taxable Income Adjustments, Foreign Operations	34.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0.2	0.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0.4	2.3
Solar energy systems	571.0	461.9
Deferred Tax Assets (Liabilities), Net	65.7	84.9
Increase Decrease In Deferred Tax Assets Net	(19.2)
Deferred Tax Assets, Valuation Allowance	785.9	510.5
Deferred Tax Assets, Operating Loss Carryforwards	110.3	132.3
Foreign Subsidiaries [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit)	2.2	4.6	15.7
Foreign Subsidiaries [Member] | Minimum [Member]
Income Taxes [Line Items]
Concessionary Tax Rate On Qualifying Income	0.00%
Foreign Subsidiaries [Member] | Maximum [Member]
Income Taxes [Line Items]
Concessionary Tax Rate On Qualifying Income	5.00%
Solar Energy [Member]
Income Taxes [Line Items]
Solar energy systems	571.0
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit)	(9.6)
Foreign [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 17.7